FINANCIAL INSTRUMENTS - Interest Rate Swap Transactions (Details) - Interest Rate Swap - Cash flow hedging - Designated as hedging instrument $ in Thousands	Jun. 30, 2025 USD ($)
Derivative
Notional amount	$ 580,545
Derivative, notional amount, including entered into but not yet effective	$ 928,800
Minimum
Derivative
Fixed Interest Rates	2.69%
Maximum
Derivative
Fixed Interest Rates	3.99%